RELATED PARTIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			€ (110)
Operating expenses	€ 28,612	22,509	(15,197)
Total Costs	29,003	22,509	(15,307)
Trade payables and other current liabilities	47,000	38,510
Current financial assets	10,398	6,775	3,899
Non-current borrowings	408	1,298	5,513
Codere Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences				€ (281)
Operating expenses	3,609	(3,645)	(4,847)
Total Costs	3,609	(3,645)	(4,847)	(281)
Trade receivables
Current borrowings				6,644
Trade payables and other current liabilities				281
Non-current borrowings				21,191
Codere Newco SAU [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(157)		(81)	(12)
Operating expenses	12,087	(9,504)	(7,418)	(3,220)
Total Costs	11,930	(9,423)	(7,499)	(3,232)
Trade receivables	3,859	3	937
Current borrowings		8		9,048
Trade payables and other current liabilities	4,626	1,779	1,165	152
Current financial assets
Non-current borrowings				250
Codere Apuestas Galicia S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,952	(1,520)		(1,287)
Total Costs	1,952	(1,520)		(1,287)
Trade receivables				463
Current borrowings
Trade payables and other current liabilities			749
Current financial assets
Non-current borrowings
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	96	(162)	(848)	(919)
Total Costs	96	(162)	(848)	(919)
Trade receivables
Current borrowings
Trade payables and other current liabilities			468
Current financial assets
Iberargen, S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	548
Operating expenses	3,212
Total Costs	3,760
Other retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	755	(857)	(2,084)	(534)
Total Costs	755	(857)	(2,084)	(534)
Trade receivables	13			36
Current borrowings	2,618	306	1,776	746
Trade payables and other current liabilities	835	788	520	945
Current financial assets
Non-current borrowings
Mexico retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	3,998	(3,456)
Total Costs	3,998	(3,456)
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	2,903	(3,365)
Total Costs	2,903	(3,365)
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,011
Current borrowings
Trade payables and other current liabilities	2,221
Current financial assets
Codere Apuestas Espa?a [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	935	109
Current borrowings	637
Trade payables and other current liabilities	1,272	369
Current financial assets
Other latam retail companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	612	1,034	2,405
Current borrowings	325	3,187	1,143
Trade payables and other current liabilities	425	1,497	824
Current financial assets
Non-current borrowings
CCOL [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	717	2,832
Current borrowings	1,517	68
Trade payables and other current liabilities	291	1,953
Current financial assets
ACOR/HIPA [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		331
Current borrowings	8	674
Trade payables and other current liabilities		111
Current financial assets
Total [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	8,147	4,309	3,318	936
Current borrowings	5,105	4,243	2,919	17,777
Trade payables and other current liabilities	€ 9,670	6,497	3,729	1,479
Current financial assets			76
Non-current borrowings				21,441
Codere Italia S.P.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			(29)
Operating expenses
Total Costs			(29)
King Bingo S.R.L. [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			1	2
Current borrowings
Trade payables and other current liabilities			3
Current financial assets
Non-current borrowings
OBIN [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			(18)
Current borrowings
Trade payables and other current liabilities
Current financial assets			26
CTEC [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Current borrowings
Trade payables and other current liabilities
Current financial assets			50
CITATI [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			(7)
Current borrowings
Trade payables and other current liabilities
Current financial assets
Codere Apuestas Espa?a S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(7,066)
Total Costs				(7,066)
Codere Apuestas S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(79)
Total Costs				(79)
Codere Italia S.P.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences				(101)
Operating expenses				(918)
Total Costs				(1,019)
Trade receivables				435
Current borrowings				1,339
Trade payables and other current liabilities				101
Non-current borrowings
Administradora Mexicana del Hip?dromo [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses				(4,164)
Total Costs				(4,164)
Trade receivables
Current borrowings
Trade payables and other current liabilities
Non-current borrowings